Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer California Municipal Fund))	0 Months Ended
	Nov. 28, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
10 Years (or life of class, if less)
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
10 Years (or life of class, if less)
Class A
Average Annual Return:
1 Year	7.93%
5 Years (or life of class, if less)	(2.09%)
10 Years (or life of class, if less)	2.93%
Inception Date	Nov. 03, 1988
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.93%
5 Years (or life of class, if less)	(2.09%)
10 Years (or life of class, if less)	2.93%
Inception Date	Nov. 03, 1988
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.58%
5 Years (or life of class, if less)	(0.94%)
10 Years (or life of class, if less)	3.34%
Inception Date	Nov. 03, 1988
Class B
Average Annual Return:
1 Year	7.17%
5 Years (or life of class, if less)	(2.28%)
10 Years (or life of class, if less)	2.95%
Inception Date	May 03, 1993
Class C
Average Annual Return:
1 Year	11.34%
5 Years (or life of class, if less)	(1.92%)
10 Years (or life of class, if less)	2.63%
Inception Date	Nov. 01, 1995
Class Y
Average Annual Return:
1 Year	13.57%
5 Years (or life of class, if less)	9.71%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010

[1]	From 11/30/10.